Schedule of Long-Lived Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Less: accumulated depreciation	$ (9,467)	$ (2,230)
Useful Lives	3 years
Property, Plant and Equipment, Net	24,215	31,273
Machinery and equipment [Member]
Machinery and equipment	$ 33,682	$ 33,503
Machinery and equipment [Member] | Minimum [Member]
Useful Lives	3 years
Machinery and equipment [Member] | Maximum [Member]
Useful Lives	5 years